                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. CORE EQUITY FUND

                                (SERIES I SHARES)

                        Supplement dated August 20, 2003
                       to the Prospectus dated May 1, 2003



Effective August 20, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the management of the fund's portfolio is

         o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

                  He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. CORE EQUITY FUND

                               (SERIES II SHARES)

                        Supplement dated August 20, 2003
                       to the Prospectus dated May 1, 2003



Effective August 20, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:


         "The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the management of the fund's portfolio is

         o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

                  He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. MID CAP CORE EQUITY FUND

                                (SERIES I SHARES)

                        Supplement dated August 20, 2003
                       to the Prospectus dated May 1, 2003


Effective August 20, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:


         "The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the management of the fund's portfolio is

         o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

                  He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. MID CAP CORE EQUITY FUND

                               (SERIES II SHARES)

                        Supplement dated August 20, 2003
                       to the Prospectus dated May 1, 2003


Effective August 20, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:


         "The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the management of the fund's portfolio is

         o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

                  He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

                          AIM VARIABLE INSURANCE FUNDS

    AIM V.I. AGGRESSIVE GROWTH FUND           AIM V.I. GLOBAL UTILITIES FUND
        AIM V.I. BALANCED FUND              AIM V.I. GOVERNMENT SECURITIES FUND
       AIM V.I. BASIC VALUE FUND                   AIM V.I. GROWTH FUND
        AIM V.I. BLUE CHIP FUND                  AIM V.I. HIGH YIELD FUND
  AIM V.I. CAPITAL APPRECIATION FUND        AIM V.I. INTERNATIONAL GROWTH FUND
   AIM V.I. CAPITAL DEVELOPMENT FUND         AIM V.I. MID CAP CORE EQUITY FUND
       AIM V.I. CORE EQUITY FUND                AIM V.I. MONEY MARKET FUND
 AIM V.I. DENT DEMOGRAPHIC TRENDS FUND         AIM V.I. NEW TECHNOLOGY FUND
   AIM V.I. DIVERSIFIED INCOME FUND            AIM V.I. PREMIER EQUITY FUND

                                (SERIES I SHARES)

                        Supplement dated August 20, 2003
                       to the Prospectus dated May 1, 2003
                as supplemented June 12, 2003 and August 18, 2003

Effective August 20, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. CORE EQUITY FUND" on page 32 of the Prospectus:

         o "Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

                  He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

Effective August 20, 2003, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. MID CAP CORE EQUITY FUND" on page 34 of the Prospectus:

         o "Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

                  He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

                          AIM VARIABLE INSURANCE FUNDS

 AIM V.I. AGGRESSIVE GROWTH FUND                AIM V.I. GLOBAL UTILITIES FUND
     AIM V.I. BALANCED FUND                  AIM V.I. GOVERNMENT SECURITIES FUND
    AIM V.I. BASIC VALUE FUND                       AIM V.I. GROWTH FUND
     AIM V.I. BLUE CHIP FUND                      AIM V.I. HIGH YIELD FUND
AIM V.I. CAPITAL APPRECIATION FUND           AIM V.I. INTERNATIONAL GROWTH FUND
AIM V.I. CAPITAL DEVELOPMENT FUND             AIM V.I. MID CAP CORE EQUITY FUND
   AIM V.I. CORE EQUITY FUND                     AIM V.I. MONEY MARKET FUND
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND           AIM V.I. NEW TECHNOLOGY FUND
  AIM V.I. DIVERSIFIED INCOME FUND              AIM V.I. PREMIER EQUITY FUND

                               (SERIES II SHARES)

                        Supplement dated August 20, 2003
                       to the Prospectus dated May 1, 2003
                as supplemented June 12, 2003 and August 18, 2003

Effective August 20, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. CORE EQUITY FUND" on page 38 of the Prospectus:

                  o "Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

                  He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

Effective August 20, 2003, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. MID CAP CORE EQUITY FUND" on page 40 of the prospectus:

                  o "Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

                  He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."